Acquisitions - Additional Information (Details) R$ in Thousands, $ in Thousands, $ in Thousands					1 Months Ended									4 Months Ended	12 Months Ended
	Mar. 24, 2016	Mar. 10, 2016 USD ($)	Mar. 10, 2016 BRL (R$)	Mar. 27, 2015 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 AUD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 AUD ($)	Jun. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 AUD ($)	Jul. 31, 2015 USD ($) installment	Jul. 31, 2015 AUD ($) installment	Jul. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 BRL (R$)	Apr. 30, 2015
Business Acquisition [Line Items]
Business acquisitions, net of cash acquired														$ 6,705	$ 835	$ 0	$ 6,705
Debt assumed														772
Payments to purchase noncontrolling interests															17,443	25,665	5,351
Seller notes and deferred payments														3,927
Liabilities recorded for tax other-than-income tax contingencies																	571
Liabilities recorded for labor contingencies																	1,466
Long-term indemnification assets												$ 2,084		$ 2,084	$ 98,493	$ 97,606	$ 2,084
Careers Australia
Business Acquisition [Line Items]
Business acquisitions, net of cash acquired					$ 835	$ 1,107
Debt assumed					$ 7,433	$ 9,850
Uni IBMR
Business Acquisition [Line Items]
Consideration transferred in business combination | R$																		R$ 2,500
Payments to acquisition		$ 668	R$ 2,500
Ownership percentage acquired in business combinations																	10.00%
Chifley Business School
Business Acquisition [Line Items]
Business acquisitions, net of cash acquired							$ 386	$ 500		$ 386	$ 500	464	$ 600
Debt assumed												$ 772	$ 1,000
Number of payment tranches | installment												2	2
IADE-Instituto de Artes Visuais Design e Marketing, S.A.
Business Acquisition [Line Items]
Debt assumed				$ 3,238
Consideration transferred in business combination				10,403
Payments to acquisition				6,476
Seller notes and deferred payments				$ 689
Revenues																	$ 8,194
Operating income of acquiree																	971
Net income of acquiree																	806
M-Power
Business Acquisition [Line Items]
Payments to acquisition																	2,852
Ownership percentage acquired in business combinations																			5.00%
INTI Malaysia
Business Acquisition [Line Items]
Payments to acquisition																	$ 2,499
Ownership percentage acquired in business combinations																	2.70%
Noncontrolling interest, ownership percentage by parent																	90.00%
St. Augustine | Puttable Common Stock
Business Acquisition [Line Items]
Purchase price multiple of EBITDA	7.0
Noncontrolling interest, noncontrolling owners, interest acquired	20.00%
St. Augustine | Puttable Common Stock
Business Acquisition [Line Items]
Noncontrolling interest, noncontrolling owners, interest acquired									20.00%
Payments to purchase noncontrolling interests									$ 24,997